Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Basis of preparation
2.1	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) .
They have been prepared under the historical cost convention, except for equity investments designated at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial instruments which have been measured at fair value.
These financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest million except when otherwise indicated.

(i)	Going concern
In 2021, the Group incurred net loss of RMB13.28 billion. As at December 31, 2021, the Group’s current liabilities exceeded its current assets by approximately RMB 57.98 billion. In preparing the financial statements, the Board has conducted a detailed review over the Group’s going concern ability based on its financial condition and operating results. The Board has also considered the following factors:

•	Sufficient unutilized banking facilities as at December 31, 2021;

•	The Group’s sound credit standing and history of cooperation with banks and other financial institutions; and

•
The Group’s expected net cash inflows from operating activities for not less than 12 months starting from the period end of the financial statements, considering the recovery of flights and the Group’s major operating costs including fuel prices during such period.

The Board believes that the Group has sufficient source of financing to enable it to operate, as well as to meet its liabilities as and when they become due, and to support its the capital expenditures in the forseeable future of not less than twelve months starting from the period end of the financial statements. Accordingly, the Board continued to prepare the Group’s financial statements as of and for the year ended December 31, 2021 on a going concern basis.

(ii)	New and amended standards adopted by the Group
The Group has applied the following amendments for the first time for their annual reporting period commencing January 1, 2021:
Amendment to IFRS 16 -
COVID-19-related
rent concessions beyond June 30, 2021.
The Group has early adopted the amendment to IFRS 16. The Group previously applied the practical expedient in IFRS 16 such that as lessee it was not required to assess whether rent concessions occurring as a direct consequence of the
COVID-19
pandemic were lease modifications, if the eligibility conditions are met. One of these conditions requires that the reduction in lease payments affect only payments originally due on or before a specified time limit. The 2021 amendment extends this time limit from June 30, 2021 to June 30, 2022.
The eligible rent concessions are accounted for as negative variable lease payments, and are recognised in profit or loss in the period in which the event or condition that triggers those payments occurred.
There is no impact on the opening balance of equity at January 1 st
, 2021. The adoption of this new amendment did not give rise to significant impact on the Group’s result of operations and financial position for the year ended December 31, 2021.
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform - Phase 2
The amendments focus on accounting reliefs once a new benchmark interest rate is in place. The reliefs have the effect that changing the basis for determining contractual cash flows for financial assets, financial liabilities and lease liabilities, that are as a direct consequence of the Inter-Bank Offered Rate (“IBOR”) reform and are economically equivalent, will not result in an immediate gain or loss in the profit or loss. The amendments also provide reliefs to allow hedge accounting to continue when the hedging relationships are directly affected by IBOR reform.
The amendments do not have an impact on the current reporting period as the Group has not moved any existing contracts to new benchmark interest rates. In addition, the Group considers that uncertainty remains over the timing and/or amounts of future cash flows indexed to benchmark interest rates and thus the Group continues to apply the existing accounting policies.

(iii)	New standards and interpretations not yet adopted
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2021 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Effective for accounting year beginning on or after
Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IFRS 3 - Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 - Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018–2020	January 1, 2022
IFRS 17 - Insurance Contracts	January 1, 2023 (deferred from January 1, 2021)
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current	January 1, 2023 (deferred from January 1, 2022)
Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 - Definitions of Accounting Estimates	January 1, 2023
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2021 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Principles of consolidation

2.2	Principles of consolidation

(i)	Subsidiaries
Subsidiaries are all entities (including structured entities) over which the
G
roup has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group (refer to note 2.3).
Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

(ii)	Associates
Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights.
Investments in associates are accounted for using the equity method of accounting (see (iv) below), after initially being recognised at cost.

(iii)	Joint ventures
Interests in joint ventures are accounted for using the equity method (see (iv) below), after initially being recognised at cost in the consolidated balance sheet.

(iv)	Equity method
Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.
Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.
Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.
The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 2.18.

(v)	Changes in ownership interests
The Group treats transactions with
non-controlling
interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling
interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling
interests and any consideration paid or received is recognised in a separate reserve within equity attributable to owners of the Company.
When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.
If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Business combinations
2.3	Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred

•	liabilities incurred to the former owners of the acquired business

•	equity interests issued by the Group

•	fair value of any asset or liability resulting from a contingent consideration arrangement, and

•	fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognises any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred.
The excess of the consideration transferred, amount of any
non-controlling
interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognised directly in profit or loss as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognised in profit or loss.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss.

Separate financial statements
2.4	Separate financial statements
Investments in subsidiaries are accounted for at cost less impairment. Cost includes direct attributable costs of investment. The results of subsidiaries are accounted for by the company on the basis of dividend received and receivable.
Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets including goodwill.

Segment reporting
2.5	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker(“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the office of the General Manager that makes strategic decisions.

Foreign currency translation

2.6	Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The financial statements are presented in“RMB”, which is the functional and presentation currency of the Company and the Group’s entities.

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognised in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges.
Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in profit or loss within “finance income” or “finance costs”.

Revenue recognition
2.7	Revenue recognition

(i)	Revenue from contracts with customers
Revenue from contracts with customers is recognised when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognised under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

(i)	Revenue from contracts with customers

(a)	Provision of services
Traffic revenue
Passenger, cargo and mail revenues are recognised as traffic revenue when the transportation is provided or when ticket breakage occurs. The value of sold but unused tickets is included in contract liabilities as sales in advance of carriage (“SIAC”). The Group estimates the value of passenger ticket breakage based on historical trends and experience and recognises revenue at the scheduled flight date.
Commission income
Commission income represents amounts earned from other carriers in respect of sales made by the Group on their behalf, and is recognised upon ticket sales.
Other operations incomes
Revenues from the provision of ground services, ticket cancellation services and other travel related services are recognised when the services are rendered.

(b)	Frequent flyer programme
The Group operates a frequent flyer programme called “Eastern Miles” that issues mileage points to program members based on accumulated mileage. Mileage points can be used to redeem for free or discounted goods or tickets until expiration. The frequent flyer programme provides a significant right to the customers and the Group treats it as a separate performance obligation. The Group defers a portion of passenger revenue attributable to the mileage points issued based on the relative stand-alone selling price approach and recognises revenue when the mileage points are redeemed and performance obligations are fulfilled or the mileage points expire unused. The stand-alone selling price of the mileage points was estimated based on the historical prices of equivalent flights and goods provided for mileage points redeemed and was adjusted for mileage points that are not expected to be redeemed (“Breakage”).

(c)	Sale of goods
Revenue from the sale of goods is recognised at the point in time when control of the asset is transferred to the customer.

(d)	Contract liabilities
A contract liability is recognised when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

(ii)	Revenue from other sources
Rental income is recognised on a time proportion basis over the lease terms. Variable lease payments that do not depend on an index or a rate are recognised as income in the accounting period in which they are incurred.

Government grants

2.8	Government grants
Government grants are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
When the grant relates to an expense item, it is recognised as income on a systematic basis over the periods that the costs, for which it is intended to compensate are expensed.
Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to profit or loss over the expected useful life of the relevant asset by equal annual instalments.

Maintenance and overhaul costs

2.9	Maintenance and overhaul costs
Overhaul costs that meet specific recognition criteria are capitalised as a component of property, plant and equipment or right-of-use
assets and are depreciated over the appropriate maintenance cycles.
Certain lease arrangements contain provisions for the Group‘s obligations to fulfil certain return conditions at the end of lease term. The Group estimated lease return costs for aircraft and engines and recognised such costs as part of the right-of-use
asset and are depreciated over their respective lease term.
All other repairs and maintenance costs are charged to profit or loss as and when incurred.

Interest income
2.10	Interest income
Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

Dividend income
2.11	Dividend income
Dividends are received from financial assets measured at fair value through profit or loss (FVPL) and at fair value through other comprehensive income (FVOCI). Dividends are recognised as other income in profit or loss when the right to receive payment is established. This applies even if they are paid out of pre-acquisition
profits, unless the dividend clearly represents a recovery of part of the cost of an investment. In this case, the dividend is recognised in OCI if it relates to an investment measured at FVOCI. However, the investment may need to be tested for impairment as a consequence.

Borrowing costs
2.12	Borrowing costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.
Other borrowing costs are expensed in the period in which they are incurred.

Income tax
2.13	Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognised outside profit or loss is recognised outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognised for all taxable temporary differences, except:

(i)
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

(ii)
in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilised, except:

(i)
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

(ii)
in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognised to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at the end of each reporting period and are recognised to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Intangible assets

2.14	Intangible assets

(i)	Goodwill
Goodwill is measured as described in note 2.3. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortised, but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments

(ii)	Computer software costs
Acquired computer software licences are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortised using the straight-line method over their estimated useful lives of 5 years. Costs associated with developing or maintaining computer software programs are recognised as expenses when incurred.

Deferred pilot recruitment costs

2.15	Deferred pilot recruitment costs
Deferred pilot recruitment costs represent the costs borne by the Group in connection with securing a certain minimum period of employment of pilots and are amortised on a straight-line basis over the anticipated beneficial period of 5 years, starting from the date the pilot joins the Group.

Property, plant and equipment
2.16	Property, plant and equipment
Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any impairment losses.
When an item of property, plant and equipment is classified as held for sale or when it is part of a disposal group classified as held for sale, it is not depreciated and is accounted for in accordance with IFRS 5, as further explained in the accounting policy for
“Non-current
assets and disposal groups held for sale”.
The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
When each major aircraft overhaul is performed, its cost is recognised in the carrying amount of the item of property, plant and equipment and is depreciated over the appropriate maintenance cycles. Components related to airframe overhaul cost, are depreciated on a straight-line basis over 5 to 7.5 years. Components related to engine overhaul costs, are depreciated between each overhaul period using the ratio of actual flying hours and estimated flying hours between overhauls. Upon completion of an overhaul, any remaining carrying amount of the cost of the previous overhaul is derecognised and charged to profit or loss.
Except for components related to overhaul costs, the depreciation method of which has been described in the preceding paragraph, other depreciation of property, plant and equipment is calculated using the straight-line method to write off their costs to their residual values over their estimated useful lives, as follows:

Owned aircraft and engines	20 years
Other flight equipment, including rotables	10 years
Buildings	8 to 35 years
Other property, plant and equipment	3 to 20 years
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is group policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.
Construction in progress represents a building under construction, which is stated at cost less any impairment losses, and is not depreciated. Cost comprises the direct costs of construction and capitalised borrowing costs on related borrowed funds during the period of construction. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Investment properties

2.17	Investment properties
Investment properties are interests in land and buildings held to earn rental income and/or for capital appreciation, rather than for use in the production or supply of goods or services or for administrative purposes, or for sale in the ordinary course of business. Such properties are measured initially at cost, including related transaction costs. After initial recognition, the Group chooses the cost model to measure all of its investment properties.
Depreciation is calculated on the straight-line basis to write off the cost to its residual value over its estimated useful life. The estimated useful lives are as follows:

Buildings	20 to 35 years
The carrying amounts of investment properties measured using the cost method are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable.
Any gains or losses on the retirement or disposal of an investment property are recognised in profit or loss in the year of the retirement or disposal.

Impairment of non-financial assets
2.18	Impairment of non-financial assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).
Non-financial
assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Non-current assets and disposal groups held for sale
2.19	Non-current assets and disposal groups held for sale
Non-current
assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sales transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets that are carried at fair value, which are specifically exempt from this requirement.
Non-current
assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale.

Advanced payments on acquisition of aircraft
2.20	Advanced payments on acquisition of aircraft
Advanced payments on acquisition of aircraft represent payments to aircraft manufacturers to secure deliveries of aircraft in future years, including attributable borrowing costs, and are included in non-current
assets. The balance is transferred to property, plant and equipment upon delivery of the aircraft.

Flight equipment spare parts

2.21	Flight equipment spare parts
Flight equipment spare parts are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method. The cost of flight equipment spare parts comprises the purchase price (net of discounts), freight charges, duty and other miscellaneous charges. Net realisable value is the estimated selling price of the flight equipment spare parts in the ordinary course of business, less applicable selling expenses.

Investments and other financial assets
2.22	Investments and other financial assets

(i)	Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income, and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition”.
In order for a financial asset to be classified and measured at amortised cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.
All regular way purchases and sales of financial assets are recognised on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

(ii)	Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortised cost (debt instruments)
Financial assets at amortised cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognised in the statement of profit or loss when the asset is derecognised, modified or impaired.
Financial assets at fair value through other comprehensive income (debt instruments)
For debt investments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in other comprehensive income. Upon derecognition, the cumulative fair value change recognised in other comprehensive income is recycled to the statement of profit or loss.
Financial assets designated at fair value through other comprehensive income (equity investments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument
basis.
Gains and losses on these financial assets are never recycled to the statement of profit or loss. Dividends are recognised as other income in the statement of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.
This category includes derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognised as other income in the statement of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
A derivative embedded in a hybrid contract, with a financial liability or non-financial
host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in the statement of profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

(iii)	Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:

(i)	the rights to receive cash flows from the asset have expired; or

(ii)
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

(iv)	Impairment
The Group recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forwardlooking information.
The Group considers a financial asset in default when contractual payments are past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Debt investments at fair value through other comprehensive income and financial assets at amortised cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.
Stage 1 — Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to
12-month
ECLs
Stage 2 — Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs
Stage 3 — Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs
Simplified approach
For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

2.23	Financial liabilities

(i)	Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, derivative financial instruments, lease liabilities, interest-bearing bank and other borrowings.

(ii)	Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at amortised cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognised in the statement of profit or loss when the liabilities are derecognised as well as through the effective interest rate amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortisation is included in finance costs in the statement of profit or loss.

(iii)	Derecognition of financial liabilities
A financial liability is derecognised when the obligation under the liability is discharged or cancelled, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognised in the statement of profit or loss.

Offsetting of financial instruments
2.24	Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously.

Derivatives and hedging activities

2.25	Derivatives and hedging activities
Initial recognition and subsequent measurement
The Group uses derivative financial instruments, such as forward currency contracts, interest rate swaps and fuel forward contracts, to hedge its foreign currency risk, interest rate risk and fuel price risk, respectively. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.
The fair value of commodity purchase contracts that meet the definition of a derivative as defined by IFRS 9 is recognised in the statement of profit or loss as cost of sales. Commodity contracts that are entered into and continue to be held for the purpose of the receipt or delivery of a non-financial
item in accordance with the Group’s expected purchase, sale or usage requirements are held at cost.
Any gains or losses arising from changes in fair value of derivatives are taken directly to the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognised in other comprehensive income and later reclassified to profit or loss when the hedged item affects profit or loss.
For the purpose of hedge accounting, hedges are classified as:

•	fair value hedges when hedging the exposure to changes in the fair value of a recognised asset or liability or an unrecognised firm commitment; or

•
cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognised asset or liability or a highly probable forecast transaction, or a foreign currency risk in an unrecognised firm commitment; or

•	hedges of a net investment in a foreign operation.
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting, the risk management objective and its strategy for undertaking the hedge.
The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•	There is “an economic relationship” between the hedged item and the hedging instrument.

•	The effect of credit risk does not “dominate the value changes” that result from that economic relationship.

Hedges which meet all the qualifying criteria for hedge accounting are accounted for as follows:

(i)	Cash flow hedges
The effective portion of the gain or loss on the hedging instrument is recognised directly in other comprehensive income in the cash flow hedge reserve, while any ineffective portion is recognised immediately in the statement of profit or loss. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item.
The amounts accumulated in other comprehensive income are accounted for, depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial
item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability. This is not a reclassification adjustment and will not be recognised in other comprehensive income for the period. This also applies where the hedged forecast transaction of a non-financial
asset or
non-financial
liability subsequently becomes a firm commitment to which fair value hedge accounting is applied.
For any other cash flow hedges, the amount accumulated in other comprehensive income is reclassified to the statement of profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect the statement of profit or loss.
If cash flow hedge accounting is discontinued, the amount that has been accumulated in other comprehensive income must remain in accumulated other comprehensive income if the hedged future cash flows are still expected to occur. Otherwise, the amount will be immediately reclassified to the statement of profit or loss as a reclassification adjustment. After the discontinuation, once the hedged cash flow occurs, any amount remaining in accumulated other comprehensive income is accounted for depending on the nature of the underlying transaction as described above.

(ii)	Fair value hedges
The change in the fair value of a hedging instrument is recognised in the statement of profit or loss as other expenses. The change in the fair value of the hedged item attributable to the risk hedged is recorded as a part of the carrying amount of the hedged item and is also recognised in the statement of profit or loss as other expenses.
For fair value hedges relating to items carried at amortised cost, the adjustment to carrying value is amortised through the statement of profit or loss over the remaining term of the hedge using the effective interest rate method. Effective interest rate amortisation may begin as soon as an adjustment exists and shall begin no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognised, the unamortised fair value is recognised immediately in the statement of profit or loss.
When an unrecognised firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognised as an asset or liability with a corresponding gain or loss recognised in the statement of profit or loss. The changes in the fair value of the hedging instrument are also recognised in the statement of profit or loss.

Current versus
non-current
classification
Derivative instruments that are not designated as effective hedging instruments are classified as current or non-current
or separated into current and
non-current
portions based on an assessment of the facts and circumstances (i.e., the underlying contracted cash flows).

•
Where the Group expects to hold a derivative as an economic hedge (and does not apply hedge accounting) for a period beyond 12 months after the end of the reporting period, the derivative is classified as non-current
(or separated into current and
non-current
portions) consistently with the classification of the underlying item.

•	Embedded derivatives that are not closely related to the host contract are classified consistently with the cash flows of the host contract.

•
Derivative instruments that are designated as, and are effective hedging instruments, are classified consistently with the classification of the underlying hedged item. The derivative instruments are separated into current portions and non-current
portions only if a reliable allocation can be made.

•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

Trade receivables
2.26	Trade receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and therefore all classified as current.
Trade receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognised at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. See note 29 for further information about the Group’s accounting for trade receivables and note 48.1 for a description of the Group’s impairment policies.

Cash and cash equivalents
2.27	Cash and cash equivalents
For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.
For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including assets similar in nature to cash, which are not restricted as to use.

Borrowings
2.28	Borrowings
Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.
Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as finance costs.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Provisions
2.29	Provisions
A provision is recognised when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense.
For the contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it, the present obligation under the contract is recognised and measured as a provision.

Leases
2.30	Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(i)	As lessee
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Leases are recognised as a
right-of-use
asset and a corresponding liability at the date at which the leased asset is available for use by the Group.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	amounts expected to be payable by the Group under residual value guarantees

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
To determine the incremental borrowing rate, the Group:

•	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received

•	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third-party financing, and

•	makes adjustments specific to the lease, e.g., term, country, currency and security.
If a readily observable amortising loan rate is available to the individual lessee (through recent financing or market data) which has a similar payment profile to the lease, then the Group entities use that rate as a starting point to determine the incremental borrowing rate.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets comprising the following:

•	the amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs, and

•	restoration costs.
Except for engine overhaul costs are depreciated between each overhaul period using the ratio of actual flying hours and estimated flying hours between overhauls, right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Aircraft and engines under leases	5 to 20 years
Buildings	2 to 10 years
Prepayments for land use rights	40 to 50 years
Others	2 to 5 years
If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
The Group applies the short-term lease recognition exemption to its short-term leases (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value
assets to leases of assets that are considered to be of low value. Lease payments on short-term leases and leases of low-value
assets are recognised as an expense on a straight-line basis over the lease term.

(ii)	As lessor
When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. When a contract contains lease and non-lease
components, the Group allocates the consideration in the contract to each component on a relative stand-alone selling price basis. Rental income is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.
Leases that transfer substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee are accounted for as finance leases.

(iii)	Sales and leaseback
The Group applies the requirements for determining when a performance obligation is satisfied in IFRS15 to determine whether the transfer of an asset is accounted for as a sale of that asset.
As seller-lessee
If the transfer of an asset by the seller-lessee satisfies the requirements of IFRS15 to be accounted for as a sale of the asset, the Group measures the right-of-use
asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the seller-lessee. Accordingly, the Group recognises only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. If the fair value of the consideration for the sale of an asset does not equal the fair value of the asset, or if the payments for the lease are not at market rates, the Group makes the following adjustments to measure the sale proceeds at fair value: a) any below-market terms shall be accounted for as a prepayment of lease payments; and b) any above-market terms shall be accounted for as additional financing provided by the buyer-lessor to the seller-lessee. The potential adjustment required is measured on the basis of the more readily determinable of: a) the difference between the fair value of the consideration for the sale and the fair value of the asset; and b) the difference between the present value of the contractual payments for the lease and the present value of payments for the lease at market rates.
If the transfer of an asset by the seller-lessee does not satisfy the requirements of IFRS15 to be accounted for as a sale of the asset, the Group continues to recognise the transferred asset and recognises a financial liability equal to the transfer proceeds. It shall account for the financial liability applying IFRS 9.

Retirement benefits

2.31	Retirement benefits

(i)	Defined contribution plans
The Group participates in schemes regarding pension and medical benefits for employees organised by the municipal governments of the relevant provinces. Contributions to these schemes are expensed as incurred.
The Group also implements an additional defined contribution pension benefit scheme (annuity) for voluntary eligible employees. Contributions are made based on a percentage of the employees’ total salaries and are charged to profit or loss as incurred.

(ii)	Defined benefit plan
The Group provides eligible retirees with certain post-retirement benefits including retirement subsidies, transportation allowance as well as other welfare. The defined post-retirement benefits are unfunded. The cost of providing benefits under the post-retirement benefit plan is determined using the projected unit credit actuarial valuation method.
Remeasurements arising from the post-retirement benefit plan, comprising actuarial gains and losses, the effect of the asset ceiling (excluding net interest) and the return on plan assets (excluding net interest), are recognised immediately in the consolidated statement of financial position with a corresponding debit or credit to equity through other comprehensive income in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.
Past service costs are recognised in profit or loss at the earlier of:

•	the date of the plan amendment or curtailment; and

•	the date that the Group recognises restructuring-related costs
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognises the following changes in the net defined benefit obligation under “Wages, salaries and benefits” and “Finance costs” in profit or loss:

•	service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements

•	net interest expense

Dividend distribution
2.32	Dividend distribution
Dividend distribution to the Company’s shareholders is recognised as a liability in the consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders. Proposed final dividends are disclosed in the notes to the consolidated financial statements.

Fair value measurement

2.33	Fair value measurement
The Group measures its derivative financial instruments and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Share capital
2.34	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Research and development
2.35	Research and development
Research expenditures are recognised as expenses as incurred. Costs incurred on development projects are capitalised as intangible assets when recognition criteria are met, including:

•	it is technically feasible to complete the software so that it will be available for use

•	management intends to complete the software and use or sell it

•	there is an ability to use or sell the software

•	it can be demonstrated how the software will generate probable future economic benefits

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and

•	the expenditure attributable to the software during its development can be reliably measured.
Other development costs that do not meet those criteria are expensed as incurred.
Development costs previously recognised as an expense are not recognised as an asset in a subsequent period.